DEBT FACILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Debt Facility
Long-term credit facility, weighted average debt outstanding	$ 17,916	$ 29,765
Long-term credit facility, interest expense during period	1,300	2,007
Interest expense related to deferred financing cost	$ 18	55
Period during which company is restricted from acquiring capital assets over a threshold amount	6 months
Repayments of debt facility	$ 5,122	11,548
Aggregate number of common shares that may be purchased from warrants	2,184,855
Deferred financing costs related to warrants	$ 442
Minimum
Debt Facility
Long-term credit facility, interest rate above base rate	3.00%
Maximum
Debt Facility
Long-term credit facility, interest rate above base rate	4.00%
Forbearance Agreement
Debt Facility
Aggregate number of common shares that may be purchased from warrants	375,000
Exercise price, warrants	$ 4.00
Expiration term of warrants	5 years
Forbearance Agreement | Minimum
Debt Facility
Bank Cash Requirement	$ 1,000	1,000
Comerica Bank and Export Development Canada | Line of Credit
Debt Facility
Long-term credit facility, borrowing capacity	40,000
Debt facility	17,030	22,152
Comerica Bank and Export Development Canada | Line of Credit | Forbearance Agreement
Debt Facility
Long-term credit facility, borrowing capacity	30,000
Bank Cash Requirement	1,000
Comerica Bank and Export Development Canada | Letter of Credit
Debt Facility
Long-term credit facility, borrowing capacity	4,000
Debt facility	$ 1,845	$ 1,853